Shareholders’ Equity (Details) - USD ($)								6 Months Ended		12 Months Ended
	Aug. 14, 2024	Aug. 12, 2024	Jun. 24, 2024	Jun. 07, 2024	Mar. 13, 2024	Sep. 29, 2023	May 25, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Aug. 30, 2024	Aug. 04, 2024	Feb. 01, 2024	Jul. 31, 2023	May 18, 2023	May 09, 2023	Mar. 12, 2023	Mar. 08, 2023	Feb. 27, 2023	Aug. 07, 2015
Shareholders’ Equity [Line Items]
Appropriations to the statutory surplus reserve, description								Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Common stock, shares authorized																20,000,000
Common stock, par value (in Dollars per share)											$ 0.1
Par value of common stock (in Dollars per share)											$ 1.38
Recognized stock-based compensation expense (in Dollars)							$ 33
Common stock, shares issued								3,828,868		3,828,868
Common stock, shares outstanding								1,205,188		1,205,188
Compensation expenses (in Dollars)								$ 2,100,000
Common shares issued						1,000,000
Aggregate gross proceeds (in Dollars)							$ 6,600,000
Net proceeds amount (in Dollars)					$ 6,000,000			3,969,063
Common shares of value issued (in Dollars)								$ 6,000,000	$ 712,454
Common Shares [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)						$ 10								$ 0.01		$ 0.001
Common shares of value issued (in Dollars)						$ 0.1
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)												$ 1,000
Subsequent Event [Member] | Consulting Service Agreement [Member]
Shareholders’ Equity [Line Items]
Recognized stock-based compensation expense (in Dollars)	$ 10,000
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized														20,000,000
Common stock, par value (in Dollars per share)														$ 0.01
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Recognized stock-based compensation expense (in Dollars)			$ 162,769
Common stock issuance of shares			67,260			1,500,000
Common stock issuance of amount (in Dollars)						$ 10
Conversion of Convertible Notes [Member]
Shareholders’ Equity [Line Items]
Aggregate common shares										279,660
Principle and interests (in Dollars)										$ 4,111,082
Conversion price ranging (in Dollars per share)										$ 8.71
Conversion price (in Dollars per share)										$ 29.2
Minimum [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)													$ 0.01
Purchase price (in Dollars per share)					$ 4
Minimum [Member] | Private Placement [Member]
Shareholders’ Equity [Line Items]
Purchase price (in Dollars per share)					4
Maximum [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)													$ 0.1
Purchase price (in Dollars per share)					10
Maximum [Member] | Private Placement [Member]
Shareholders’ Equity [Line Items]
Purchase price (in Dollars per share)					$ 10
British Virgin Islands [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized																				200,000,000
Common stock, par value (in Dollars per share)																				$ 0.001
2021 Share Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Aggregate common shares								0.1
2022 Share Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Aggregate common shares																	6,700	50,000
Common stock issuance of shares				187,260
2022 Share Incentive Plan [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Shares issued		120,000
Maxleed Investment Holding Ltd. [Member]
Shareholders’ Equity [Line Items]
Recognized stock-based compensation expense (in Dollars)									840,000
Express Transportation Ltd. [Member]
Shareholders’ Equity [Line Items]
Compensation expenses (in Dollars)									840,000
Common shares issued																			20,000
Maxleed Investment Holding Ltd. [Member]
Shareholders’ Equity [Line Items]
Common shares issued																			20,000
PRC [Member]
Shareholders’ Equity [Line Items]
Restricted amounts (in Dollars)								$ 1,128,674		$ 1,072,895
Common Shares [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized																200,000,000
Par value of common stock (in Dollars per share)																$ 0.01
Aggregate common shares															200,000
Class B [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized								2,000,000		2,000,000
Common stock, par value (in Dollars per share)								$ 0.01		$ 0.01
Common stock, shares issued
Common stock, shares outstanding
Class B [Member] | Common Shares [Member]
Shareholders’ Equity [Line Items]
Net proceeds amount (in Dollars)
Common shares of value issued (in Dollars)
Class B [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Shares issued	1,000,000